Accumulated Other Comprehensive Income	12 Months Ended
Dec. 31, 2016
Accumulated Other Comprehensive Income (Loss), Net of Tax [Abstract]
ACCUMULATED OTHER COMPREHENSIVE INCOME/(LOSS)
ACCUMULATED OTHER COMPREHENSIVE INCOME/(LOSS)

The changes in the balance of Accumulated Other Comprehensive Income/(Loss) (“AOCI”) attributable to Ford Credit for the years ended December 31 were as follows (in millions):

	2014	2015	2016
Foreign currency translation
Beginning balance	$717	$160	$(607)
Net gain/(loss) on foreign currency translation	(547)	(767)	(283)
Reclassifications from shareholder’s interest (a)	(10)	—	—
Other comprehensive income/(loss) including reclassification adjustments, net of tax	(557)	(767)	(283)
Ending balance	$160	$(607)	$(890)

Total AOCI ending balance at December 31	$160	$(607)	$(890)

__________

(a)
In 2014, we recorded a foreign currency translation adjustment related to the acquisition of a subsidiary of Ford. This adjustment also increased Shareholder’s interest and did not impact the Total Shareholder’s interest on our balance sheet.